Statement of Comprehensive Loss	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 AED (د.إ) د.إ / shares shares	Dec. 31, 2023 AED (د.إ) د.إ / shares shares	Dec. 31, 2022 AED (د.إ) د.إ / shares shares
Profit or loss [abstract]
Revenue	$ 35,415	د.إ 130,043	د.إ 577,064
Cost and operating expenses:
Cost of revenue	(15,575)	(57,192)	(289,119)
Research and development	(531,754)	(1,952,602)	(1,215,091)	(1,443,619)
Administrative expenses	(5,012,077)	(18,404,350)	(11,087,540)	(9,732,985)
Marketing expenses	(204,682)	(751,591)	(14,333)	(85,751)
Profit distribution expenses	(19,840)	(72,851)
Operating loss	(5,748,513)	(21,108,543)	(12,029,019)	(11,262,355)
Other income	5,621	20,640	203,808	28,617
Finance expense	(328,571)	(1,206,514)	(62,969)	(81,706)
Loss for the year	(6,071,463)	(22,294,417)	(11,888,180)	(11,315,444)
Other comprehensive income
Total comprehensive loss for the year	$ (6,071,463)	د.إ (22,294,417)	د.إ (11,888,180)	د.إ (11,315,444)
Loss per share (in Dirhams per share and Dollars per share) | (per share)	$ (0.2)	د.إ (0.74)	د.إ (0.46)	د.إ (0.48)
Weighted average number of ordinary shares outstanding - Basic (in Shares)	30,000,000	30,000,000	25,585,578	23,706,000
Weighted average number of ordinary shares outstanding - Diluted (in Shares)	30,000,000	30,000,000	25,585,578	23,706,000